Loan Commitments and Other Related Activities (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Contractual Amounts of Financial Instruments with Off-balance-sheet Risk
The contractual amounts of financial instruments with off-balance-sheet risk were as follows at the dates indicated:

	December 31,
	2014		2013
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
	(Dollars in thousands)
Commitments to make loans	$5,662	$21,103	$2,326	$676
Unused lines of credit	6,191	26,959	5,717	24,601
Standby letters of credit	33	950	—	920
Total	$11,886	$49,012	$8,043	$26,197